EARNING PER SHARE (Details) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EARNING PER SHARE [Abstract]
Net income attributable to equity holders of Credicorp	S/ 4,633,096	S/ 3,584,582	S/ 346,894
Number of Stock [Abstract]
Ordinary stock, Note 18(a) (in shares)	94,382,317	94,382,317	94,382,317
Less opening balance of treasury stock (in shares)	(14,850,369)	(14,914,734)	(14,872,164)
Sale (acquisition) of treasury stock, net	S/ (3,615)	S/ 26,604	S/ (99,716)
Weighted average number of ordinary shares for basic earnings (in shares)	79,528,333	79,494,187	79,410,437
Plus - dilution effect - stock awards (in shares)	168,462	182,208	212,438
Weighted average number of ordinary shares adjusted for the effect of dilution (in shares)	79,696,795	79,676,395	79,622,875
Basic earnings per share (in sol per share)	S/ 58.26	S/ 45.09	S/ 4.37
Diluted earnings per share (in sol per share)	S/ 58.13	S/ 44.99	S/ 4.36